Note 1. Nature of Operations (Notes)	12 Months Ended
Dec. 31, 2014
Nature of Operations [Abstract]
NATURE OF OPERATIONS
NATURE OF OPERATIONS
SunEdison, Inc. is a major developer and seller of photovoltaic energy solutions, an owner and operator of clean power generation assets, and a global leader in the development, manufacture and sale of silicon wafers to the semiconductor industry. We are one of the world’s leading developers of solar energy projects and, we believe, one of the most geographically diverse. Our technology leadership in silicon and downstream solar is enabling us to expand our customer base and lower our costs throughout the silicon supply chain.
The accompanying consolidated financial statements of SunEdison include the consolidated results of TerraForm Power, Inc. ("TerraForm") and SunEdison Semiconductor Ltd. ("SSL"), which are each separate U.S. Securities and Exchange Commission ("SEC") registrants. The results of TerraForm are reported as our TerraForm Power reportable segment, and the results of SSL are reported as our Semiconductor Materials reportable segment, as described in Note 21. References to "SunEdison", "we", "our" or "us" within the accompanying audited consolidated financial statements refer to the consolidated reporting entity.